Related Party Transactions (Details) - USD ($)	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
GBuy Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount		$ 26,860	$ 6,637
Webuy Talent Ltd [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount		10,696	5,169
Mr. Bin Xue [Member]
Related Party Transactions [Line Items]
Recorded amount due from shareholder amount		$ 26,860	$ 25,929
Director [Member] | Webuy Sdn Bhd [Member]
Related Party Transactions [Line Items]
Related party payable	$ 32,165